INVENTORIES	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3: -	INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2026	2025
	Unaudited	Audited

Raw materials, parts and supplies	$17,138	$16,214
Work in progress and assembled raw materials	14,371	11,894
Finished products	33,981	17,322

	$65,490	$45,430

Inventory net write-offs amounted to $1,688 and $1,064 during the six months ended June 30, 2026 and 2025, respectively.